UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 80,648	$ 71,950
Trade and other receivables (Note 4)	45,046	41,775
Income taxes receivable	752	964
Prepaids and deposits	7,486	5,987
Net investment in finance lease	81	83
Contract costs, net	6,893	6,394
Total current assets	140,906	127,153
Non-current assets:
Contract costs, net	10,606	10,750
Net investment in finance lease	24	45
Deferred tax asset	1,705	325
Right-of-use assets, net (Note 5)	1,624	1,342
Property and equipment, net (Note 6)	1,959	2,108
Intangible assets, net (Note 7)	2,206	2,401
Goodwill (Note 8)	14,045	14,251
Total assets	173,075	158,375
Current liabilities:
Trade and other payables	29,201	31,663
Income taxes payable	237	251
Deferred revenue	76,890	67,268
Lease obligations (Note 5)	1,807	1,470
Acquisition holdback payables	250	0
Total current liabilities	108,385	100,652
Non-current liabilities:
Acquisition holdback payables	803	1,045
Deferred revenue	442	617
Lease obligations (Note 5)	499	639
Employee benefit obligations	3,305	3,285
Deferred tax liability	0	1,416
Total liabilities	113,434	107,654
Shareholders’ equity
Share capital (Note 10)	249,274	247,496
Contributed surplus	16,830	13,960
Accumulated other comprehensive loss	(6,843)	(5,946)
Deficit	(199,620)	(204,789)
Total equity	59,641	50,721
Total liabilities and equity	173,075	158,375
Commitment And Contingencies